Accounting changes	12 Months Ended
Dec. 31, 2018
Disclosure Of Accounting Changes [Abstract]
Disclosure Of Accounting Changes [Text Block]
Note 4
Accounting changes

a)
The accounting policies described in the Consolidated Financial Statements as of December 31, 2018 reflect the modifications made by IFRS 15 and IFRS 9 which went into effect as of January 1, 2018. The following is an explanation of the initial impact of the application of these rules:

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In relation with IFRS 9, the Company has made an evaluation of its impacts which included the determination of gaps between criteria of classification and measurement of financial instruments with respect to the criteria currently used and the determination of the impact of moving to a model of expected credit losses to determine the impairment of its financial assets.

Based on the evaluation, we have determined that there are no significant changes impacting the classification and measurement of the Company’s financial assets as a result of the application of IFRS 9. We haven’t identified significant impacts on accounting policies for financial liabilities, since the new requirements only impacts accounting for liabilities, other than derivative financial instruments, which are designated at fair value through profit or loss, on which the Company, as of January 1, 2018, does not have, nor has there been debt renegotiations that could be affected by the new clarifications about the accounting treatment regarding modification of liabilities; however for derivative financial instruments that are recognized at fair value through profit or loss the effect as of January 1, 2018, the Company has determined an increase of ThCh$ 1,307, net of deferred taxes, which was recorded under Retained earnings in Equity as of January 1, 2018.

In relation to the new impairment model, the standard requires the recognition of impairment losses based on expected credit losses (ECL), instead of only incurred credit losses as indicated in IAS 39. Based on the evaluations performed on the portfolio of Trade receivables as of January 1, 2018, the Company determined a decrease of

ThCh$ 128,029, net of deferred taxes, which was recorded under Retained earning in Equity as of January 1, 2018 and additionally modified, as of said date, the respective accounting policy.

The Company has adopted to continue using the IFRS 9’s exception that allows continuing the record of hedge accounting according to IAS 39.

The date of adoption of this new standard is mandatory as of January 1, 2018. The Company applied this rule prospectively, using the practical resources allowed by the standard and given that the effects are not significant the comparative balances for the year 2017 will not be restated.

As of January 1, 2018, financial assets and liabilities are classified as fair value with changes in profit or loss, measured at amortized cost and at fair value in other comprehensive income, without affecting the classification maintained by the Company.

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In relation with IFRS 15, the basic principle of IFRS 15 is an entity recognizes income from ordinary activities, in a way that represents the transfer of goods or services committed to customers, in exchange for an amount that reflects the compensation, in which the entity, expects to have entitled in change these goods or services. An entity shall recognize revenue from ordinary activities in accordance with that basic principle by applying the following 5 steps which are:

Step 1 – Identify the contract (or contracts) with the customer.
Step 2 - Identify performance obligations in the contract.
Step 3 - Determine the price of the transaction.
Step 4 - Assign the price of the transaction between performance obligations.

Step 5 - Recognize income from ordinary activities when (or as) the entity satisfies a performance obligation.

The Company has carried out an evaluation of the 5 steps indicated above and no new performance obligations have been identified or different from those already presented in the Consolidated Financial Statements and additionally has determined there are no significant changes in the recognition of income, since these are recorded to the extent that it is likely the economic benefits flow to the Company and can be measured reliably, with determined prices that are measured at the fair value of the economic benefits received or to be received, once the performance obligation is satisfied and income is presented net of valued added tax, specific taxes, returns, discounts and rebates.

The Company adopted IFRS 15 based on the modified retrospective approach. These was no impact of adoption and no adjustment to the opening balance of retained earnings was made.

b)	Financial reporting in hyperinflationary economies

Inflation in Argentina has shown significant increases since the beginning of 2018. The cumulative inflation rate of three years, calculated using different combinations of consumer price indices, has exceeded 100% for several months, and it’s still increasing. The cumulative three-year inflation calculated using the general price index has already exceeded 100%. Therefore, as prescribed by IAS 29, Argentina was declared a hyperinflationary economy as of July 1, 2018.

According to aforementioned, IAS 29 must be applied by all entities whose functional currency is the Argentine peso for the accounting periods ended after July 1, 2018, as if the economy had always been hyperinflationary. In this regard, IAS 29 requires that the Financial Statements of an entity whose functional currency is the currency of a hyperinflationary country be restated in terms of the current purchasing power at the end of the reporting period. The above mentioned implies that the restatement of non-monetary items must be made from their date of origin, last restatement, valuation or another particular date in some very specific cases and considering that the Financial Statements are prepared under the historical cost criteria.

The adjustment factor used in each case is obtained based on the combined index of the National Consumer Price Index (IPC), with the Wholesale Price Index (IPIM), published by the National Institute of Statistics and Census of the Argentine Republic (INDEC), according to the series prepared and published by the Argentine Federation of Professional Councils of Economic Sciences (FACPCE).

For consolidation purposes, for subsidiaries whose functional currency is the Argentine peso, paragraph 43 of IAS 21 has been considered, which requires that the Financial Statements of a subsidiary that has a functional currency of a hyperinflationary economy to be restated in accordance with IAS 29, before being converted so that they are included in the Consolidated Financial Statements. The comparative amounts presented previously (2017 for the purposes of the Consolidated Statement of Financial Position and years 2017 and 2016 for the Consolidated Statement of Incomes by Function, Consolidated Statement of Comprehensive Income, Consolidated Statement of Changes in Equity and Consolidated Statement of Cash Flows) in Chilean pesos) have not been restated.

Re-expression due to hyperinflation will be recorded until the period in which the economy of the entity ceases to be considered as a hyperinflationary economy; at that time, adjustments made for hyperinflation will be part of the cost of non-monetary assets and liabilities.

The comparative amounts in the Company’s Financial Statements are presented in a stable currency and they are not adjusted by inflationary changes.

The application by first time of IAS 29 gave rise to a positive adjustment of ThCh$ 92,241,004, net of taxes, which have been charged to the "Reserve of exchange differences on translation" account (Other comprehensive income). On the other hand, during fiscal year 2018, the application of this standard generated a gain in net monetary position of ThCh$ 2,312,604 (before tax), which is recognized in the Consolidated Statement of Incomes under "Result as per adjustment units". Additionally, since the Argentine economy was declared as hyperinflationary, a loss of ThCh$ 6,086,727 was recorded in results for the year, generated by the inflation adjustment and translation at the year-end exchange rate as of December 31, 2018.

The most significant effects on the non-monetary items restated, after rating the Argentine economy in a situation of hyperinflation are the following:

ThCh$

Current assets	1,905,102
Non-current assets	118,989,487
Current liabilities	-
Non-current liabilities	(27,149,456)
Total Shareholders' Equity	93,745,133
Non-controlling interests	(1,504,129)
Equity attributable to equity holders of the parent	92,241,004

c)
During the year ended on December 31, 2018, there have been no other significant changes in the use of accounting principles or relevant changes in any accounting estimates with regard to previous years that have affected these consolidated financial statements.